Schedule of Investments

AllianzGI Diversified Income & Convertible Fund

October 31, 2020 (unaudited)

Principal Amount (000s)		Value^

CONVERTIBLE BONDS & NOTES - 66.6%

Airlines - 1.1%
$550	American Airlines Group, Inc., 6.50%, 7/1/25 (g)	$474,242
2,105	Southwest Airlines Co., 1.25%, 5/1/25 (g)	2,841,750
		3,315,992
Auto Manufacturers - 3.5%
	Tesla, Inc. (g),
140	1.25%, 3/1/21	756,298
1,520	2.00%, 5/15/24	9,535,631
		10,291,929
Banks - 1.5%
1,595	BofA Finance LLC, 0.125%, 9/1/22 (g)	1,799,160
2,000	JPMorgan Chase Bank N.A., 0.125%, 1/1/23 (a)(b)(g)	2,611,250
		4,410,410
Biotechnology - 2.9%
	Exact Sciences Corp. (g),
2,110	0.375%, 3/15/27	2,779,925
435	0.375%, 3/1/28	535,594
1,195	Halozyme Therapeutics, Inc., 1.25%, 12/1/24 (a)(b)(g)	1,588,677
1,225	Insmed, Inc., 1.75%, 1/15/25 (g)	1,354,169
280	Livongo Health, Inc., 0.875%, 6/1/25 (a)(b)	547,225
1,330	NeoGenomics, Inc., 1.25%, 5/1/25	1,719,557
		8,525,147
Commercial Services - 2.6%
3,345	Chegg, Inc., zero coupon, 9/1/26 (a)(b)(g)	3,390,902
	Square, Inc. (g),
1,560	0.125%, 3/1/25 (a)(b)	2,296,649
1,040	0.50%, 5/15/23	2,152,997
		7,840,548
Computers - 1.7%
1,980	Lumentum Holdings, Inc., 0.50%, 12/15/26 (a)(b)(g)	2,231,855
925	Varonis Systems, Inc., 1.25%, 8/15/25 (a)(b)(g)	1,326,774
1,275	Zscaler, Inc., 0.125%, 7/1/25 (a)(b)(g)	1,480,772
		5,039,401
Diversified Financial Services - 1.5%
1,230	Hannon Armstrong Sustainable Infrastructure Capital, Inc., zero coupon, 8/15/23 (g)	1,281,082
1,610	LendingTree, Inc., 0.50%, 7/15/25 (a)(b)	1,607,987
1,525	PRA Group, Inc., 3.50%, 6/1/23 (g)	1,553,327
		4,442,396
Electronics - 0.6%
1,465	II-VI, Inc., 0.25%, 9/1/22 (g)	1,754,271

Energy-Alternate Sources - 1.7%
1,005	Canadian Solar, Inc., 2.50%, 10/1/25 (a)(b)(g)	1,215,643
1,095	Enphase Energy, Inc., 0.25%, 3/1/25 (a)(b)(g)	1,568,893
370	Plug Power, Inc., 3.75%, 6/1/25 (a)(b)	1,057,756
1,075	SolarEdge Technologies, Inc., zero coupon, 9/15/25 (a)(b)	1,323,325
		5,165,617
Entertainment - 0.4%
535	Penn National Gaming, Inc., 2.75%, 5/15/26 (g)	1,317,170

Equity Real Estate Investment Trusts (REITs) - 1.2%
1,310	Colony Capital Operating Co. LLC, 5.75%, 7/15/25 (a)(b)(g)	2,288,096
615	IIP Operating Partnership L.P., 3.75%, 2/21/24 (a)(b)(g)	1,131,888
		3,419,984
Healthcare-Products - 4.8%
2,850	Insulet Corp., 0.375%, 9/1/26 (g)	3,494,879
1,520	NanoString Technologies, Inc., 2.625%, 3/1/25 (a)(b)(g)	1,646,360

1,250	Natera, Inc., 2.25%, 5/1/27 (a)(b)	2,418,750
	Nevro Corp.,
175	1.75%, 6/1/21	274,722
970	2.75%, 4/1/25	1,574,777
1,720	Repligen Corp., 0.375%, 7/15/24 (g)	2,688,760
1,835	Tandem Diabetes Care, Inc., 1.50%, 5/1/25 (a)(b)(g)	2,310,693
		14,408,941
Healthcare-Services - 1.3%
55	Anthem, Inc., 2.75%, 10/15/42 (g)	208,185
3,150	Teladoc Health, Inc., 1.25%, 6/1/27 (a)(b)(g)	3,683,208
		3,891,393
Home Builders - 0.5%
1,380	Winnebago Industries, Inc., 1.50%, 4/1/25 (a)(b)(g)	1,426,644

Internet - 11.0%
960	Booking Holdings, Inc., 0.75%, 5/1/25 (a)(b)(g)	1,205,435
	Etsy, Inc.,
230	0.125%, 10/1/26 (g)	361,302
1,905	0.125%, 9/1/27 (a)(b)	1,982,757
640	Farfetch Ltd., 3.75%, 5/1/27 (a)(b)(g)	1,280,294
1,255	Fiverr International Ltd., zero coupon, 11/1/25 (a)(b)(g)	1,289,513
745	Lyft, Inc., 1.50%, 5/15/25 (a)(b)	717,333
2,130	Match Group Financeco 2, Inc., 0.875%, 6/15/26 (a)(b)(g)	3,197,966
	Okta, Inc.,
1,050	0.125%, 9/1/25	1,376,812
1,410	0.375%, 6/15/26 (a)(b)(g)	1,600,595
	Palo Alto Networks, Inc. (g),
2,265	0.375%, 6/1/25 (a)(b)	2,313,131
835	0.75%, 7/1/23	897,321
2,125	Shopify, Inc., 0.125%, 11/1/25	2,334,844
2,345	Snap, Inc., 0.75%, 8/1/26	4,372,128
3,890	Wayfair, Inc., 0.625%, 10/1/25 (a)(b)	3,728,592
1,500	Zendesk, Inc., 0.625%, 6/15/25 (a)(b)(g)	1,882,933
2,720	Zillow Group, Inc., 2.75%, 5/15/25 (g)	4,278,089
		32,819,045
Leisure - 1.9%
1,290	Callaway Golf Co., 2.75%, 5/1/26 (a)(b)(g)	1,546,388
	NCL Corp., Ltd. (a)(b),
585	5.375%, 8/1/25	679,697
1,015	6.00%, 5/15/24	1,440,221
	Royal Caribbean Cruises Ltd. (a)(b),
335	2.875%, 11/15/23	318,074
1,710	4.25%, 6/15/23 (g)	1,780,018
		5,764,398
Machinery-Diversified - 0.5%
1,020	Chart Industries, Inc., 1.00%, 11/15/24 (a)(b)(g)	1,621,800

Media - 1.4%
1,190	Liberty Broadband Corp., 2.75%, 9/30/50 (a)(b)	1,279,155
	Liberty Media Corp.,
990	1.00%, 1/30/23	1,178,100
1,505	1.375%, 10/15/23 (g)	1,689,871
		4,147,126
Mining - 0.4%
925	SSR Mining, Inc., 2.50%, 4/1/39 (g)	1,233,141

Oil, Gas & Consumable Fuels - 1.4%
2,220	EQT Corp., 1.75%, 5/1/26 (a)(b)(g)	2,847,037
1,205	Pioneer Natural Resources Co., 0.25%, 5/15/25 (a)(b)(g)	1,289,811
		4,136,848
Pharmaceuticals - 1.8%
	DexCom, Inc. (g),
1,955	0.25%, 11/15/25 (a)(b)	1,889,729
280	0.75%, 12/1/23	558,876
1,235	Pacira BioSciences, Inc., 0.75%, 8/1/25 (a)(b)(g)	1,258,710
765	Revance Therapeutics, Inc., 1.75%, 2/15/27 (a)(b)	817,549

480	Sarepta Therapeutics, Inc., 1.50%, 11/15/24 (g)	959,622
		5,484,486
Real Estate - 0.5%
1,670	Redfin Corp., zero coupon, 10/15/25 (a)(b)	1,576,146

Retail - 2.4%
360	American Eagle Outfitters, Inc., 3.75%, 4/15/25 (a)(b)(g)	633,269
1,600	Burlington Stores, Inc., 2.25%, 4/15/25 (a)(b)(g)	1,839,160
915	Dick’s Sporting Goods, Inc., 3.25%, 4/15/25 (a)(b)(g)	1,640,709
865	National Vision Holdings, Inc., 2.50%, 5/15/25 (a)(b)	1,273,380
	RH,
195	zero coupon, 6/15/23	351,011
835	zero coupon, 9/15/24 (a)(b)(g)	1,424,556
		7,162,085
Semiconductors - 4.9%
130	Advanced Micro Devices, Inc., 2.125%, 9/1/26	1,220,986
	Cree, Inc. (g),
565	0.875%, 9/1/23	706,553
675	1.75%, 5/1/26 (a)(b)	1,034,859
1,870	Inphi Corp., 0.75%, 4/15/25 (a)(b)(g)	2,401,689
2,710	Microchip Technology, Inc., 1.625%, 2/15/27 (g)	4,222,461
110	Micron Technology, Inc., 3.125%, 5/1/32, Ser. D	547,540
	ON Semiconductor Corp. (g),
1,030	1.00%, 12/1/20	1,392,992
745	1.625%, 10/15/23	1,063,428
1,520	Synaptics, Inc., 0.50%, 6/15/22	1,833,919
		14,424,427
Software - 14.2%
1,610	Akamai Technologies, Inc., 0.125%, 5/1/25 (g)	1,888,731
890	Atlassian, Inc., 0.625%, 5/1/23 (g)	2,091,655
755	Bandwidth Inc., 0.25%, 3/1/26 (a)(b)(g)	1,401,522
655	Cerence, Inc., 3.00%, 6/1/25 (a)(b)(g)	1,091,278
1,110	Cloudflare, Inc., 0.75%, 5/15/25 (a)(b)(g)	1,756,204
2,590	Coupa Software, Inc., 0.375%, 6/15/26 (a)(b)(g)	3,019,151
1,375	Datadog, Inc., 0.125%, 6/15/25 (a)(b)(g)	1,725,075
585	DocuSign, Inc., 0.50%, 9/15/23 (g)	1,664,691
680	Everbridge, Inc., 0.125%, 12/15/24 (a)(b)(g)	799,425
1,520	Five9, Inc., 0.50%, 6/1/25 (a)(b)(g)	2,017,800
1,465	HubSpot, Inc., 0.375%, 6/1/25 (a)(b)(g)	1,840,952
1,815	MongoDB, Inc., 0.25%, 1/15/26 (a)(b)(g)	2,361,093
1,020	Nuance Communications, Inc., 1.25%, 4/1/25 (g)	1,758,376
1,385	Pegasystems, Inc., 0.75%, 3/1/25 (a)(b)(g)	1,548,430
3,875	RingCentral, Inc., zero coupon, 3/1/25 (a)(b)(g)	4,106,685
590	Sea Ltd., 2.375%, 12/1/25 (a)(b)(g)	1,124,917
355	ServiceNow, Inc., zero coupon, 6/1/22	1,310,591
4,260	Splunk, Inc., 1.125%, 6/15/27 (a)(b)(g)	4,710,043
560	Twilio, Inc., 0.25%, 6/1/23 (g)	2,185,798
1,210	Workday, Inc., 0.25%, 10/1/22 (g)	1,825,125
1,620	Zynga, Inc., 0.25%, 6/1/24 (g)	2,044,237
		42,271,779
Telecommunications - 0.6%
240	GCI Liberty, Inc., 1.75%, 9/30/46 (a)(b)(g)	401,640
1,230	Nice Ltd., zero coupon, 9/15/25 (a)(b)	1,258,520
		1,660,160
Transportation - 0.3%
420	CryoPort, Inc., 3.00%, 6/1/25 (a)(b)(g)	772,988
Total Convertible Bonds & Notes (cost-$169,215,071)		198,324,272

Shares

COMMON STOCK - 30.2%

Aerospace & Defense - 0.2%
3,400	Boeing Co.	490,926

Air Freight & Logistics - 0.3%
3,700	FedEx Corp.	960,039

Automobiles - 0.6%
4,550	Tesla, Inc. (i)	1,765,582

Banks - 0.3%
4,911	CCF Holdings LLC, Class A (cost—$0; purchased 12/18/18) (d)(f)(h)(i)	—	†
5,357	CCF Holdings LLC, Class B (cost—$0; purchased 12/12/18) (d)(f)(h)(i)	1
10,050	JPMorgan Chase & Co.	985,302
		985,303
Biotechnology - 0.3%
10,910	AbbVie, Inc.	928,441

Capital Markets - 0.3%
2,925	S&P Global, Inc.	943,985

Chemicals - 0.3%
16,600	Chemours Co.	334,324
3,800	Dow, Inc.	172,862
3,800	DuPont de Nemours, Inc.	216,144
		723,330
Diversified Telecommunication Services - 0.0%
32,499	Frontier Communications Corp. (i)	4,550

Entertainment - 1.1%
13,500	Activision Blizzard, Inc.	1,022,355
4,375	Netflix, Inc. (i)	2,081,363
		3,103,718
Equity Real Estate Investment Trusts (REITs) - 0.7%
4,900	American Tower Corp.	1,125,285
6,800	Crown Castle International Corp.	1,062,160
		2,187,445
Food & Staples Retailing - 0.6%
5,350	Costco Wholesale Corp.	1,913,267

Healthcare Equipment & Supplies - 1.3%
5,525	Abbott Laboratories	580,733
3,575	Align Technology, Inc. (i)	1,523,236
25,500	Boston Scientific Corp. (i)	873,885
1,350	Intuitive Surgical, Inc. (i)	900,558
		3,878,412
Healthcare Providers & Services - 0.7%
7,200	UnitedHealth Group, Inc.	2,197,008

Hotels, Restaurants & Leisure - 0.5%
3,925	McDonald’s Corp.	836,025
8,500	Starbucks Corp.	739,160
		1,575,185
Household Durables - 0.3%
14,825	DR Horton, Inc.	990,458

Industrial Conglomerates - 0.3%
4,800	Honeywell International, Inc.	791,760

Insurance - 0.1%
800	Aon PLC, Class A	147,208

Interactive Media & Services - 2.9%
2,900	Alphabet, Inc., Class A (i)	4,686,719
14,800	Facebook, Inc., Class A (i)	3,894,028
		8,580,747
Internet & Direct Marketing Retail - 1.9%
3,400	Alibaba Group Holding Ltd., ADR (i)	1,035,946
1,525	Amazon.com, Inc. (i)	4,630,129
		5,666,075
IT Services - 2.6%
2,425	Accenture PLC, Class A	526,007
6,225	Mastercard, Inc., Class A	1,796,784
9,725	PayPal Holdings, Inc. (i)	1,810,114

500	Shopify, Inc., Class A (i)	462,715
5,325	Square, Inc., Class A (i)	824,736
1,500	Twilio, Inc., Class A (i)	418,455
10,375	Visa, Inc., Class A	1,885,241
		7,724,052
Life Sciences Tools & Services - 1.0%
6,150	IQVIA Holdings, Inc. (i)	947,039
4,500	Thermo Fisher Scientific, Inc.	2,129,040
		3,076,079
Machinery - 0.7%
6,075	Caterpillar, Inc.	954,079
4,525	Deere & Co.	1,022,243
		1,976,322
Media - 0.0%
13,574	LiveStyle, Inc. (d)(f)(i)(j)	1

Metals & Mining - 0.2%
39,050	Freeport-McMoRan, Inc.	677,127

Multi-Line Retail - 0.8%
6,800	Dollar General Corp.	1,419,228
6,150	Target Corp.	936,153
		2,355,381
Oil, Gas & Consumable Fuels - 0.1%
60,184	Southwestern Energy Co. (g)(i)	160,691

Pharmaceuticals - 0.9%
9,000	Horizon Therapeutics PLC (i)	674,370
7,100	Merck & Co., Inc.	533,991
8,675	Zoetis, Inc.	1,375,421
		2,583,782
Road & Rail - 0.2%
3,725	Union Pacific Corp.	660,033

Semiconductors & Semiconductor Equipment - 2.5%
6,200	Advanced Micro Devices, Inc. (i)	466,798
3,300	Broadcom, Inc.	1,153,779
1,375	Enphase Energy, Inc. (i)	134,874
3,800	Lam Research Corp.	1,299,904
23,300	Marvell Technology Group Ltd.	873,983
9,700	Micron Technology, Inc. (i)	488,298
4,767	NVIDIA Corp.	2,389,983
5,375	QUALCOMM, Inc.	663,060
		7,470,679
Software - 5.5%
5,150	Adobe, Inc. (i)	2,302,565
2,900	Atlassian Corp. PLC, Class A (i)	555,698
5,800	Crowdstrike Holdings, Inc., Class A (i)	718,272
2,750	DocuSign, Inc. (i)	556,188
3,800	Intuit, Inc.	1,195,784
23,125	Microsoft Corp.	4,682,119
8,950	Salesforce.com, Inc. (i)	2,078,816
3,900	ServiceNow, Inc. (i)	1,940,523
4,600	Workday, Inc., Class A (i)	966,552
2,775	Zoom Video Communications, Inc., Class A (i)	1,279,025
		16,275,542
Specialty Retail - 0.8%
8,800	Home Depot, Inc.	2,347,048

Technology Hardware, Storage & Peripherals - 1.5%
41,925	Apple, Inc.	4,563,955

Textiles, Apparel & Luxury Goods - 0.7%
16,800	NIKE, Inc., Class B	2,017,344
Total Common Stock (cost-$83,927,128)		89,721,475

Principal Amount (000s)

CORPORATE BONDS & NOTES - 19.2%

Aerospace & Defense - 0.5%
	TransDigm, Inc. (g),
$345	5.50%, 11/15/27	337,013
715	6.50%, 5/15/25	716,341
	Triumph Group, Inc. (a)(b),
255	6.25%, 9/15/24	220,705
180	8.875%, 6/1/24	191,416
		1,465,475
Airlines - 0.2%
300	American Airlines, Inc., 11.75%, 7/15/25 (a)(b)(g)	292,200
290	Delta Air Lines, Inc., 7.375%, 1/15/26 (g)	300,043
		592,243
Auto Components - 0.8%
625	Adient U.S. LLC, 7.00%, 5/15/26 (a)(b)(g)	667,728
445	American Axle & Manufacturing, Inc., 6.25%, 4/1/25 (g)	451,537
645	Clarios Global L.P., 8.50%, 5/15/27 (a)(b)(g)	673,896
475	Goodyear Tire & Rubber Co., 5.00%, 5/31/26 (g)	468,920
		2,262,081
Auto Manufacturers - 0.8%
	Ford Motor Co. (g),
530	9.00%, 4/22/25	624,094
460	9.625%, 4/22/30	618,288
150	Ford Motor Credit Co. LLC, 5.125%, 6/16/25 (g)	156,531
410	Navistar International Corp., 6.625%, 11/1/25 (a)(b)(g)	424,432
455	Tesla, Inc., 5.30%, 8/15/25 (a)(b)(g)	471,324
		2,294,669
Building Materials - 0.1%
410	Builders FirstSource, Inc., 5.00%, 3/1/30 (a)(b)(g)	433,063

Chemicals - 0.3%
875	Tronox, Inc., 6.50%, 4/15/26 (a)(b)(g)	888,571

Commercial Services - 0.8%
330	Avis Budget Car Rental LLC, 5.75%, 7/15/27 (a)(b)(g)	313,706
350	Cenveo Corp., 6.00%, 5/15/24 (a)(b)(c)(d)(f)	6,416
475	Herc Holdings, Inc., 5.50%, 7/15/27 (a)(b)(g)	489,250
405	Laureate Education, Inc., 8.25%, 5/1/25 (a)(b)(g)	432,169
915	RR Donnelley & Sons Co., 6.00%, 4/1/24 (g)	874,873
310	United Rentals North America, Inc., 5.25%, 1/15/30 (g)	336,544
		2,452,958
Computers - 0.1%
420	Dell International LLC, 7.125%, 6/15/24 (a)(b)(g)	435,658

Containers & Packaging - 0.4%
455	Berry Global, Inc., 5.625%, 7/15/27 (a)(b)(g)	476,849
415	Owens-Brockway Glass Container, Inc., 6.625%, 5/13/27 (a)(b)(g)	445,866
355	Trivium Packaging Finance BV, 8.50%, 8/15/27 (a)(b)(g)	380,551
		1,303,266
Distribution/Wholesale - 0.3%
495	H&E Equipment Services, Inc., 5.625%, 9/1/25 (g)	514,181
450	Performance Food Group, Inc., 5.50%, 10/15/27 (a)(b)(g)	462,074
		976,255
Diversified Financial Services - 1.4%
1,875	CCF Holdings LLC, PIK 10.75%, 10.75%, 12/15/23 (a)(b)(d)(f)	436,787
1,500	Community Choice Financial Issuer LLC, 9.00%, 6/15/23 (cost—$1,500,000; purchased 9/6/18) (a)(b)(d)(f)(g)(h)	1,500,000
290	Nationstar Mortgage Holdings, Inc., 5.50%, 8/15/28 (a)(b)	289,819
	Navient Corp.,
165	5.00%, 3/15/27	154,311

595	6.75%, 6/15/26 (g)	600,578
	OneMain Finance Corp. (g),
270	6.625%, 1/15/28	295,731
835	8.25%, 10/1/23	923,631
		4,200,857
Electric Utilities - 0.3%
290	NRG Energy, Inc., 5.75%, 1/15/28	312,475
1,000	Talen Energy Supply LLC, 6.50%, 6/1/25 (g)	597,275
		909,750
Electrical Equipment - 0.2%
390	Energizer Holdings, Inc., 7.75%, 1/15/27 (a)(b)(g)	423,881
210	WESCO Distribution, Inc., 7.25%, 6/15/28 (a)(b)(g)	230,180
		654,061
Engineering & Construction - 0.2%
400	AECOM, 5.875%, 10/15/24 (g)	441,000

Entertainment - 0.9%
885	AMC Entertainment Holdings, Inc., 6.125%, 5/15/27 (g)	39,825
430	Caesars Entertainment, Inc., 6.25%, 7/1/25 (a)(b)(g)	442,040
	Cedar Fair L.P. (g),
250	5.375%, 6/1/24	241,250
465	5.375%, 4/15/27	431,578
450	International Game Technology PLC, 6.25%, 1/15/27 (a)(b)(g)	478,969
430	Scientific Games International, Inc., 8.25%, 3/15/26 (a)(b)(g)	436,108
425	Stars Group Holdings BV, 7.00%, 7/15/26 (a)(b)(g)	450,075
		2,519,845
Food & Beverage - 0.6%
310	Albertsons Cos., Inc., 7.50%, 3/15/26 (a)(b)	344,061
440	Kraft Heinz Foods Co., 6.50%, 2/9/40 (g)	558,550
495	Post Holdings, Inc., 5.75%, 3/1/27 (a)(b)(g)	519,854
410	U.S. Foods, Inc., 6.25%, 4/15/25 (a)(b)(g)	428,997
		1,851,462
Food Service - 0.1%
390	Aramark Services, Inc., 5.00%, 2/1/28 (a)(b)(g)	393,943

Healthcare-Services - 0.8%
395	Centene Corp., 4.625%, 12/15/29 (g)	431,056
1,000	Community Health Systems, Inc., 6.875%, 2/1/22 (g)	908,125
150	IQVIA, Inc., 5.00%, 5/15/27 (a)(b)(g)	157,420
345	Select Medical Corp., 6.25%, 8/15/26 (a)(b)(g)	364,506
490	Tenet Healthcare Corp., 6.25%, 2/1/27 (a)(b)(g)	509,453
		2,370,560
Home Builders - 0.1%
305	Picasso Finance Sub, Inc., 6.125%, 6/15/25 (a)(b)(g)	322,095

Internet - 0.7%
460	Go Daddy Operating Co. LLC, 5.25%, 12/1/27 (a)(b)(g)	482,713
410	Match Group Holdings II LLC, 5.00%, 12/15/27 (a)(b)(g)	427,917
415	Netflix, Inc., 5.375%, 11/15/29 (a)(b)(g)	486,587
325	NortonLifeLock, Inc., 5.00%, 4/15/25 (a)(b)(g)	331,812
	Uber Technologies, Inc. (a)(b),
180	7.50%, 9/15/27	188,370
135	8.00%, 11/1/26	142,509
		2,059,908
Iron/Steel - 0.2%
455	Cleveland-Cliffs, Inc., 5.875%, 6/1/27 (g)	442,961

Leisure - 0.1%
305	Royal Caribbean Cruises Ltd., 11.50%, 6/1/25 (a)(b)(g)	349,606

Lodging - 0.7%
560	Boyd Gaming Corp., 8.625%, 6/1/25 (a)(b)(g)	613,732
	MGM Resorts International,
305	4.75%, 10/15/28	298,709
145	6.75%, 5/1/25	152,754
450	Wyndham Hotels & Resorts, Inc., 5.375%, 4/15/26 (a)(b)	456,469
500	Wynn Las Vegas LLC, 5.50%, 3/1/25 (a)(b)(g)	479,688
		2,001,352

Machinery-Construction & Mining - 0.2%
435	Terex Corp., 5.625%, 2/1/25 (a)(b)(g)	442,347

Media - 1.3%
	CCO Holdings LLC (a)(b),
470	5.125%, 5/1/27 (g)	494,127
275	5.375%, 6/1/29	298,001
300	Clear Channel Worldwide Holdings, Inc., 9.25%, 2/15/24 (g)	260,393
535	CSC Holdings LLC, 7.50%, 4/1/28 (a)(b)(g)	586,494
420	DISH DBS Corp., 7.375%, 7/1/28 (g)	423,675
	Gray Television, Inc. (a)(b)(g),
305	4.75%, 10/15/30	301,187
320	5.875%, 7/15/26	333,669
455	Meredith Corp., 6.875%, 2/1/26 (g)	377,934
445	Nexstar Broadcasting, Inc., 5.625%, 7/15/27 (a)(b)(g)	464,609
310	Virgin Media Secured Finance PLC, 5.50%, 5/15/29 (a)(b)(g)	331,700
		3,871,789
Metal Fabricate/Hardware - 0.2%
670	Park-Ohio Industries, Inc., 6.625%, 4/15/27 (g)	645,009

Mining - 0.6%
300	Alcoa Nederland Holding BV, 6.75%, 9/30/24 (a)(b)(g)	309,938
445	Constellium SE, 6.625%, 3/1/25 (a)(b)(g)	452,509
475	Freeport-McMoRan, Inc., 5.25%, 9/1/29 (g)	513,803
170	Hudbay Minerals, Inc., 7.625%, 1/15/25 (a)(b)(g)	176,694
382	Joseph T. Ryerson & Son, Inc., 8.50%, 8/1/28 (a)(b)(g)	410,048
		1,862,992
Miscellaneous Manufacturing - 0.2%
460	Koppers, Inc., 6.00%, 2/15/25 (a)(b)(g)	471,213

Oil, Gas & Consumable Fuels - 1.0%
295	CNX Resources Corp., 7.25%, 3/14/27 (a)(b)(g)	311,600
190	Continental Resources, Inc., 4.375%, 1/15/28 (g)	171,135
265	EQT Corp., 8.75%, 2/1/30 (g)	329,594
	Occidental Petroleum Corp.,
510	5.55%, 3/15/26 (g)	444,424
220	6.625%, 9/1/30	193,116
425	PBF Holding Co. LLC, 6.00%, 2/15/28 (a)(b)(g)	167,875
435	PDC Energy, Inc., 5.75%, 5/15/26	410,803
	Sunoco L.P.,
195	5.50%, 2/15/26 (g)	196,060
120	5.875%, 3/15/28	124,927
300	USA Compression Partners L.P., 6.875%, 9/1/27 (g)	302,070
360	WPX Energy, Inc., 5.75%, 6/1/26 (g)	370,260
		3,021,864
Paper & Forest Products - 0.2%
500	Mercer International, Inc., 7.375%, 1/15/25 (g)	509,377

Personal Products - 0.1%
300	Edgewell Personal Care Co., 5.50%, 6/1/28 (a)(b)(g)	315,710

Pharmaceuticals - 0.5%
550	Bausch Health Americas, Inc., 8.50%, 1/31/27 (a)(b)(g)	602,159
450	Bausch Health Cos., Inc., 7.25%, 5/30/29 (a)(b)(g)	485,242
465	Horizon Therapeutics USA, Inc., 5.50%, 8/1/27 (a)(b)(g)	495,602
		1,583,003
Pipelines - 0.7%
315	Cheniere Energy Partners L.P., 5.625%, 10/1/26 (g)	323,410
365	Crestwood Midstream Partners L.P., 5.75%, 4/1/25 (g)	333,975
370	DCP Midstream Operating L.P., 5.125%, 5/15/29 (g)	368,550
290	EQM Midstream Partners L.P., 6.50%, 7/1/27 (a)(b)(g)	308,125
305	NuStar Logistics L.P., 6.375%, 10/1/30	307,478
335	Targa Resources Partners L.P., 6.50%, 7/15/27 (g)	351,750
		1,993,288
Real Estate - 0.2%
700	Kennedy-Wilson, Inc., 5.875%, 4/1/24 (g)	684,341

Retail - 0.5%
267	Asbury Automotive Group, Inc., 4.75%, 3/1/30 (a)(b)(g)	276,011

450	Conn’s, Inc., 7.25%, 7/15/22 (g)	427,957
400	L Brands, Inc., 6.625%, 10/1/30 (a)(b)	420,750
400	Yum! Brands, Inc., 4.75%, 1/15/30 (a)(b)(g)	429,684
		1,554,402
Semiconductors - 0.2%
605	Amkor Technology, Inc., 6.625%, 9/15/27 (a)(b)(g)	648,106

Software - 0.6%
500	j2 Cloud Services LLC, 6.00%, 7/15/25 (a)(b)(g)	523,150
330	Logan Merger Sub, Inc., 5.50%, 9/1/27 (a)(b)	334,950
440	Rackspace Technology Global, Inc., 8.625%, 11/15/24 (a)(b)(g)	458,590
480	SS&C Technologies, Inc., 5.50%, 9/30/27 (a)(b)(g)	510,758
		1,827,448
Telecommunications - 1.7%
420	Avaya, Inc., 6.125%, 9/15/28 (a)(b)(g)	432,337
	CenturyLink, Inc. (g),
490	5.125%, 12/15/26 (a)(b)	501,738
420	7.50%, 4/1/24, Ser. Y	463,978
330	Cincinnati Bell, Inc., 7.00%, 7/15/24 (a)(b)(g)	342,165
486	CommScope Technologies LLC, 6.00%, 6/15/25 (a)(b)(g)	482,467
605	Consolidated Communications, Inc., 6.50%, 10/1/22	605,000
1,000	Hughes Satellite Systems Corp., 7.625%, 6/15/21 (g)	1,028,750
665	Sprint Corp., 7.625%, 3/1/26 (g)	810,293
400	T-Mobile USA, Inc., 6.50%, 1/15/26 (g)	417,300
		5,084,028
Toys/Games/Hobbies - 0.1%
170	Mattel, Inc., 5.875%, 12/15/27 (a)(b)(g)	184,769

Transportation - 0.3%
310	Fortress Transportation and Infrastructure Investors LLC, 9.75%, 8/1/27 (a)(b)(g)	330,537
600	XPO Logistics, Inc., 6.125%, 9/1/23 (a)(b)(g)	608,625
		939,162
Total Corporate Bonds & Notes (cost-$59,560,320)		57,260,487

Shares

CONVERTIBLE PREFERRED STOCK - 13.7%

Auto Components - 0.6%
15,880	Aptiv PLC, 5.50%, 6/15/23, Ser. A	1,911,952

Banks - 1.9%
2,060	Bank of America Corp., 7.25%, Ser. L (e)(g)	3,021,814
1,845	Wells Fargo & Co., 7.50%, Ser. L (e)(g)	2,488,462
		5,510,276
Diversified Financial Services - 1.2%
1,280	2020 Mandatory Exchangeable Trust, 6.50%, 5/16/23 (a)(b)(g)	1,868,800
33,625	KKR & Co., Inc., 6.00%, 9/15/23, Ser. C (g)	1,749,845
		3,618,645
Electric Utilities - 1.5%
	NextEra Energy, Inc.,
80,925	5.279%, 3/1/23 (g)	4,001,741
11,650	6.219%, 9/1/23	574,695
		4,576,436
Electronics - 0.8%
2,485	Fortive Corp., 5.00%, 7/1/21, Ser. A (g)	2,296,960

Environmental Services - 0.6%
37,385	GFL Environmental Inc., 6.00%, 3/15/23 (g)	1,855,792

Hand/Machine Tools - 0.9%
24,590	Stanley Black & Decker, Inc., 5.25%, 11/15/22 (g)	2,566,704

Healthcare-Products - 3.4%
32,070	Avantor, Inc., 6.25%, 5/15/22, Ser. A (g)	2,408,778
15,985	Boston Scientific Corp., 5.50%, 6/1/23, Ser. A (g)	1,655,726
	Danaher Corp., (g)
3,210	4.75%, 4/15/22, Ser. A	5,039,347

705	5.00%, 4/15/23, Ser. B	940,639
		10,044,490
Pharmaceuticals - 0.2%
11,470	Elanco Animal Health, Inc., 5.00%, 2/1/23 (g)	554,804

Semiconductors - 1.8%
4,480	Broadcom, Inc., 8.00%, 9/30/22, Ser. A (g)	5,331,155

Telecommunications - 0.8%
2,405	2020 Cash Mandatory Exchangeable Trust, 5.25%, 6/1/23 (a)(b)(g)	2,515,780
Total Convertible Preferred Stock (cost-$36,746,708)		40,782,994

PREFERRED STOCK (a)(d)(f)(i)(j)- 0.3%

Media - 0.3%
532	LiveStyle, Inc., Ser. A	79,534
11,500	LiveStyle, Inc., Ser. B	791,430
1,250	LiveStyle, Inc., Ser. B	13
Total Preferred Stock (cost-$2,429,842)		870,977

Units

WARRANTS - (a)(d)(f)(i)(j) - 0.0%

Media - 0.0%
3,000	LiveStyle, Inc., expires 11/30/21, Ser. C (cost-$0)	—	†

Principal Amount (000s)

Repurchase Agreements - 6.0%
$17,953	State Street Bank and Trust Co., dated 10/30/20, 0.00%, due 11/2/20, proceeds $17,953,000; collateralized by U.S. Treasury Notes, 0.625%, due 3/31/27, valued at $18,312,107 including accrued interest (cost-$17,953,000)	17,953,000

Total Investments, before options written (cost-$369,832,069)-136.0%		404,913,205

Total Options Written —(0.0)% (premiums received-$138,577) (i)(k)(l)		(64,706)

Total Investments, net of options written (cost-$369,693,492) (m)-136.0%		404,848,499
Other liabilities in excess of other assets-(36.0)%		(107,209,210)
Net Assets-100.0%		$297,639,289

Notes to Schedule of Investments:

^ Portfolio securities and other financial instruments for which market quotations are readily available are valued at market value. Market values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, based on quotes or other market information obtained from quotation reporting systems, established market makers or independent pricing services. Investments in mutual funds are valued at the net asset value (“NAV”) as reported on each business day, and under normal circumstances. Exchange-traded funds (“ETFs”) are valued at their current market trading price. The AllianzGI Diversified Income & Convertible Fund’s (the “Fund”) investments are valued daily using prices supplied by an independent pricing service or broker/dealer quotations, or by using the last sale or settlement price on the exchange that is the primary market for such securities, or the mean between the last bid and ask quotations. The market value for NASDAQ Global Market and NASDAQ Capital Market securities may also be calculated using the NASDAQ Official Closing Price instead of the last reported sales price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

The Board of Trustees of the Fund (the “Board”) has adopted procedures for valuing portfolio securities and other financial derivative instruments in circumstances where market quotes are not readily available (including in cases where available market quotes are deemed to be unreliable), and has delegated primary responsibility for applying the valuation methods to the investment manager, Allianz Global Investors U.S. LLC (the “Investment Manager”). The Fund’s Valuation Committee was established by the Board to oversee the implementation of the Fund’s valuation methods and to make fair value determinations on behalf of the Board, as instructed. The Investment Manager monitors the continued appropriateness of methods applied and identifies circumstances and events that may require fair valuation. The Investment Manager determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Investment Manager determines that a valuation method may no longer be appropriate, another valuation method previously approved by the Fund’s Valuation Committee may be selected or the Fund’s Valuation Committee will be convened to consider the matter and take any appropriate action in accordance with procedures set forth by the Board. The Board shall review and ratify the appropriateness of the valuation methods and these methods may be amended or supplemented from time to time by the Fund’s Valuation Committee.

Short-term debt investments having a remaining maturity of 60 days or less are valued at amortized cost unless the Board or its Valuation Committee determines that particular circumstances dictate otherwise.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Fund may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed.

The prices used by the Fund to value investments may differ from the value that would be realized if the investments were sold, and these differences could be material. The Fund’s NAV is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern Time) on the NYSE on each day the NYSE is open for business. In unusual circumstances, the Board or the Fund’s Valuation Committee may in good faith determine the NAV as of 4:00 p.m., Eastern Time, notwithstanding an earlier, unscheduled close or halt of trading on the NYSE.

The prices of certain portfolio securities or financial instruments may be determined at a time prior to the close of regular trading on the NYSE. In considering whether fair value pricing is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time the NAV of the Fund is calculated. With respect to certain foreign securities, the Fund may fair value securities using modeling tools provided by third-party vendors, where appropriate. The Fund have retained a statistical research service to assist in determining the fair value of foreign securities. This service utilizes statistics and programs based on historical performance of markets and other economic data to assist in making fair value estimates. Fair value estimates used by the Fund for foreign securities may differ from the value realized from the sale of those securities and the difference could be material. Fair value pricing may require subjective determinations about the value of a security or other assets, and fair values used to determine the NAV of the Fund may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by the Fund.

†	Actual amount rounds to less than $1.

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $153,772,084, representing 51.7% of net assets.

(b)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $152,901,107, representing 51.4% of net assets.

(c)	In default.

(d)	Fair-Valued—Securities with an aggregate value of $2,814,182, representing 0.9% of net assets.

(e)	Perpetual maturity. The date shown, if any, is the next call date.

(f)	Level 3 security.

(g)	All or partial amount segregated for the benefit of the counterparty as collateral for options written and long-term and short-term loan financing.

(h)	Restricted. The aggregate cost of such securities is $1,500,000. The aggregate value is $1,500,001, representing 0.5% of net assets.

(i)	Non-income producing.

(j)	A member of the Fund’s portfolio management team is a member of the board of directors of LiveStyle, Inc. The Fund’s aggregate value of investments in LiveStyle, Inc. represents 0.3% of net assets.

(k)	Exchange traded-Chicago Board Options Exchange.

(l)	Exchange traded option contracts outstanding at October 31, 2020:

Options written contracts outstanding at October 31, 2020:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Received	Unrealized Appreciation (Depreciation)
Call options:
Abbott Laboratories	117.00 USD	11/20/20	(15)	$(1,500)	$(1,035)	$(1,123)	$88
Accenture PLC	247.50 USD	11/20/20	(10)	(1,000)	(416)	(1,044)	628
Activision Blizzard, Inc.	92.50 USD	11/20/20	(35)	(3,500)	(402)	(2,105)	1,703
Adobe, Inc.	540.00 USD	11/20/20	(25)	(2,500)	(750)	(8,209)	7,459
Advanced Micro Devices, Inc.	95.00 USD	11/20/20	(35)	(3,500)	(595)	(3,857)	3,262
Alibaba Group Holding Ltd.	355.00 USD	11/20/20	(15)	(1,500)	(2,993)	(2,661)	(332)
Alphabet, Inc.	1,750.00 USD	11/20/20	(11)	(1,100)	(16,445)	(12,125)	(4,320)
Amazon.com, Inc.	3,650.00 USD	11/20/20	(5)	(500)	(3,963)	(6,597)	2,634
American Tower Corp.	270.00 USD	11/20/20	(10)	(1,000)	(150)	(2,070)	1,920
Aon PLC	220.00 USD	11/20/20	(5)	(500)	(87)	(504)	417
Apple, Inc.	130.00 USD	11/20/20	(150)	(15,000)	(4,275)	(4,010)	(265)
Atlassian Corp. PLC	230.00 USD	11/20/20	(14)	(1,400)	(1,575)	(1,673)	98
Broadcom, Inc.	430.00 USD	11/20/20	(15)	(1,500)	(225)	(3,062)	2,837
Caterpillar, Inc.	185.00 USD	11/20/20	(15)	(1,500)	(615)	(1,264)	649
Costco Wholesale Corp.	395.00 USD	11/20/20	(30)	(3,000)	(3,255)	(3,759)	504
Crown Castle International Corp.	170.00 USD	11/20/20	(5)	(500)	(362)	(320)	(42)
Deere & Co.	260.00 USD	11/20/20	(20)	(2,000)	(1,460)	(3,219)	1,759
DocuSign, Inc.	265.00 USD	11/20/20	(15)	(1,500)	(840)	(2,404)	1,564
Dollar General Corp.	230.00 USD	11/20/20	(15)	(1,500)	(863)	(2,809)	1,946
Enphase Energy, Inc.	135.00 USD	11/20/20	(5)	(500)	(510)	(730)	220
Facebook, Inc.	325.00 USD	11/20/20	(40)	(4,000)	(1,440)	(8,039)	6,599
FedEx Corp.	305.00 USD	11/20/20	(12)	(1,200)	(912)	(1,281)	369
Home Depot, Inc.	305.00 USD	11/20/20	(27)	(2,700)	(1,998)	(3,065)	1,067
Honeywell International, Inc.	185.00 USD	11/20/20	(19)	(1,900)	(722)	(2,340)	1,618
Lam Research Corp.	410.00 USD	11/20/20	(13)	(1,300)	(1,053)	(4,930)	3,877
Marvell Technology Group Ltd.	45.00 USD	11/20/20	(53)	(5,300)	(662)	(1,554)	892
Mastercard, Inc.	370.00 USD	11/20/20	(30)	(3,000)	(270)	(4,122)	3,852
McDonald’s Corp.	250.00 USD	11/20/20	(14)	(1,400)	(273)	(1,330)	1,057
Micron Technology, Inc.	65.00 USD	11/20/20	(49)	(4,900)	(171)	(2,191)	2,020
Netflix, Inc.	575.00 USD	11/20/20	(22)	(2,200)	(3,696)	(8,916)	5,220
Nike, Inc.	135.00 USD	11/20/20	(59)	(5,900)	(2,154)	(1,922)	(232)
S & P Global, Inc.	400.00 USD	11/20/20	(8)	(800)	(100)	(2,573)	2,473
Salesforce.com, Inc.	275.00 USD	11/20/20	(20)	(2,000)	(1,870)	(2,912)	1,042
ServiceNow, Inc.	580.00 USD	11/20/20	(14)	(1,400)	(2,205)	(10,118)	7,913
Starbucks Corp.	100.00 USD	11/20/20	(43)	(4,300)	(645)	(1,684)	1,039
Target Corp.	190.00 USD	11/20/20	(20)	(2,000)	(440)	(1,959)	1,519
Twilio, Inc.	380.00 USD	11/20/20	(6)	(600)	(258)	(1,973)	1,715
Union Pacific Corp.	230.00 USD	11/20/20	(15)	(1,500)	(135)	(1,683)	1,548
UnitedHealth Group, Inc.	335.00 USD	11/20/20	(19)	(1,900)	(3,031)	(2,792)	(239)
Visa, Inc.	230.00 USD	11/20/20	(70)	(7,000)	(840)	(8,231)	7,391
Workday, Inc.	250.00 USD	11/20/20	(10)	(1,000)	(1,015)	(1,417)	402
Total options written contracts					$(64,706)	$(138,577)	$73,871

(m)

At October 31, 2020, the cost basis of portfolio securities for federal income tax purposes was $370,831,523. Gross unrealized appreciation was $48,617,161; gross unrealized depreciation was $14,600,185; and net unrealized appreciation was $34,016,976. The difference between book and tax cost was attributable to wash sale loss deferrals and differing treatment of bond premium amortization.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•                  Level 1 — quoted prices in active markets for identical investments that the Fund has the ability to access

•                  Level 2 — valuations based on other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market corroborated inputs

•                  Level 3 — valuations based on significant unobservable inputs (including the Investment Manager’s or the Valuation Committee’s own assumptions and securities whose price was determined by using a single broker’s quote)

The valuation techniques used by the Fund to measure fair value during the nine months ended October 31, 2020 were intended to maximize the use of observable inputs and to minimize the use of unobservable inputs.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to the fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Fund generally uses to evaluate how to classify each major category of assets and liabilities within Level 2 and Level 3, in accordance with accounting principles generally accepted in the United States of America.

An asset or liability for which market values cannot be measured using the methodologies described above is valued by methods deemed reasonable in good faith by the Valuation Committee, following the procedures established by the Board, to represent fair value. Under these procedures, the Fund generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Fund’s valuation procedures may differ from valuations for the same security determined by other funds using their own valuation procedures. Although the Fund’s valuation procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security’s sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available.

Equity Securities (Common and Preferred Stock and Warrants) — Equity securities traded in inactive markets are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Convertible Bonds & Notes — Convertible bonds & notes are valued by independent pricing services based on various inputs and techniques, which include broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of convertible bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Corporate Bonds & Notes — Corporate bonds & notes are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of corporate bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Option Contracts — Option contracts traded over-the-counter (“OTC”) and FLexible EXchange (“FLEX”) options are valued by independent pricing services based on pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable, the values of OTC and FLEX option contracts are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

A summary of the inputs used at October 31, 2020 in valuing the Fund’s assets and liabilities is listed below (refer to the Schedule of Investments for more detailed information on Investments in Securities):

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs		Value at 10/31/20
Investments in Securities - Assets
Convertible Bonds & Notes	—	$198,324,272	—		$198,324,272
Common Stock:
Banks	$985,302	—	$1		985,303
Media	—	—	1		1
All Other	88,736,171	—	—		88,736,171
Corporate Bonds & Notes:
Commercial Services	—	2,446,542	6,416		2,452,958
Diversified Financial Services	—	2,264,070	1,936,787		4,200,857
All Other	—	50,606,672	—		50,606,672
Convertible Preferred Stock:
Diversified Financial Services	1,749,845	1,868,800	—		3,618,645
Telecommunications	—	2,515,780	—		2,515,780
All Other	34,648,569	—	—		34,648,569
Preferred Stock	—	—	870,977		870,977
Warrants	—	—	—	†	—	†
Repurchase Agreements	—	17,953,000	—		17,953,000
	126,119,887	275,979,136	2,814,182		404,913,205
Investments in Securities - Liabilities
Options Written:
Market Price	(64,706)	—	—		(64,706)
Totals	$126,055,181	$275,979,136	$2,814,182		$404,848,499

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the nine months ended October 31, 2020, was as follows:

	Beginning Balance 1/31/20		Purchases	Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3*	Transfers out of Level 3	Ending Balance 10/31/20
Investments in Securities - Assets
Common Stock:
Banks	$1		$—	$—	$—	$—	$—	$—	$—	$1
Media	1		—	—	—	—	—	—	—	1
Corporate Bonds & Notes:
Commercial Services	6,416		—	—	—	—	—	—	—	6,416
Diversified Financial Services	774,754		95,621	—	24,553	—	(458,141)	1,500,000	—	1,936,787
Preferred Stock:
Media	1,230,371		—	—	—	—	(359,394)	—	—	870,977
Warrants	—	†	—	—	—	—	—	—	—	—	†
Totals	$2,011,543		$95,621	$—	$24,553	$—	$(817,535)	$1,500,000	$—	$2,814,182

† Actual amount rounds to less than $1.

* Transferred out of Level 2 and into Level 3 due to a third-party independent pricing vendor price being unavailable or unreliable at October 31, 2020.

The table above may include Level 3 investments that are valued by brokers or independent pricing services. The inputs for these investments are not readily available or cannot be reasonably estimated.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at October 31, 2020:

	Ending Balance at 10/31/20	Valuation Technique Used	Unobservable Inputs	Input Values (Ranges)
Investments in Securities - Assets
Corporate Bonds & Notes:
Diversified Financial Services	$436,787	Market and Company Comparables	EV Multiples	0.92x (0.56x - 1.58x)
				2.76x (0.83x - 3.85x)
				0.59x (0.38x - 0.84x)
			Illiquidity Discount	20%
Preferred Stock	$79,534	Market and Company Comparables	EV Multiples	0.8x (0.39x - 1.86x)
			Illiquidity Discount	(1% - 25%)
	$791,430	Market and Company Comparables	EV Multiples	0.8x (0.39x - 1.86x)
			Illiquidity Discount	25%

The table above does not include Level 3 investments that are valued by brokers or independent pricing services.

The net change in unrealized appreciation/depreciation of Level 3 investments held at October 31, 2020 was $(821,286).

Glossary:

ADR - American Depositary Receipt

PIK - Payment-in-Kind

REIT - Real Estate Investment Trust